Contract Liabilities	6 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

11. CONTRACT LIABILITIES

For service contracts where the performance obligation is not completed, contract liabilities were recorded for any payments received in advance of the performance obligation. The payments received in advance will not be refunded and will be amortized in future when met performance obligations. The VIP subscription of Online Promotion revenue stream usually last for a year.

Contract liabilities is comprised of the following:

	As of
	December 31, 2025	June 30, 2025
Unearned online promotion revenue - current	1,581,832	2,033,096
Premium business solutions revenue related	13,462	-
Value-Added Services revenue related	7,235	92,299
Shared office rental and management revenue related	122,608	123,588
Digital marketing revenue related	74,625	-
Subtotal	1,799,762	2,248,983
Unearned online promotion revenue – non-current	71,320	135,209
Total	1,871,082	2,384,192

For the six-months ended December 31, 2025 and 2024, revenue amounting to $2,257,422 and $1,539,345 were included in the contract liabilities balance at the beginning of the respective period.